Related Party Transaction and Balance (Details) - Schedule of Nature Relationships with Related Parties	12 Months Ended
Mar. 31, 2024
Chan Sze Ho [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Director of the Company
Cheung Yuk Shan [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Former director of the Company, resigned as a director and appointed as a consultant of the Company effective April 1, 2024
Fung Yee Lin [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder of Smark Holding Limited as of March 31, 2023 and 2022
I Win Growth SPC - Fund 1 SP [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Fund managed by IWAML
Lau Kam Yan, Karen [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlling party of Courageous Wealth Limited
Lobster Financial Holdings Limited [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	10% shareholder of Oriental Moon Tree Limited as of March 31, 2024, 2023 and 2022
Oriental Moon Tree Limited [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder of the Company
Smark Holding Limited [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder of Oriental Moon Tree Limited as of March 31, 2023 and 2022, and ceases to be a shareholder of Oriental Moon Tree Limited from April 17, 2023
Tse Tim [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Spouse of Lau Kam Yan, Karen, the controlling party of Courageous Wealth Limited
Wu Hin Lun [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlling party of Capital Hero Global Limited
Zhu Jian Guo [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun [Member]
Schedule of Nature Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlling party of Lobster Financial Holdings Limited as of March 31, 2024, 2023 and 2022 and spouse of former director Fong Wai Lok, Raymond